Income Taxes (Tables)	12 Months Ended
Sep. 30, 2011
Income Taxes [Abstract]
Summary of major sources of temporary differences and deferred tax effects

September 30,	2011	2010
	(In thousands)
Deferred tax assets
Loan loss reserves	$56,930	$59,936
REO reserves	41,268	32,986
Asset Purchase Tax Basis Difference (net)	27,068	22,738
Delinquent accrued interest	7,380	4,060
Other, net	1,236	1,361
Total deferred tax assets	133,882	121,081
Deferred tax liabilities
FDIC Loss Guarantee Receivable (net)	24,973	40,444
Federal Home Loan Bank stock dividends	36,161	36,158
Valuation adjustment on available-for-sale securities	49,845	28,866
Loan origination costs	13,098	13,183
Depreciation	24,751	21,578
Deferred gain on forward commitments	890	1,225
Core deposit intangible	1,239	1,578
Total deferred tax liabilities	150,957	143,032
Net deferred tax asset (liability)	(17,075)	(21,951)
Current tax asset (liability)	15,540	30,044
Net tax asset (liability)	$(1,535)	$8,093

Schedule of effective income tax rate reconciliation
A reconciliation of the statutory federal income tax rate to the effective income tax rate follows:

Year ended September 30,	2011	2010	2009
Statutory income tax rate	35%	35%	35%
IRS tax settlement	—	(32)	—
State income tax	2	2	2
Other differences	(1)	(1)	(1)
Effective income tax rate	36%	4%	36%

Reconciliation of unrecognized tax benefits

Year ended September 30,	2011	2010	2009
Statutory income tax rate	35%	35%	35%
IRS tax settlement	—	(32)	—
State income tax	2	2	2
Other differences	(1)	(1)	(1)
Effective income tax rate	36%	4%	36%

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2010
Balance at October 1,	$3,893	$44,781
Tax positions related to current year:
Additions	—	271
Reductions	—	—
Tax positions related to prior years:
Additions	520	3,064
Reductions	—	—
Settlements with taxing authorities	—	(43,315)
Lapses in statues of limitations	(222)	(908)
Balance at September 30,	$4,191	$3,893